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                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED JANUARY 27, 2005
                                     TO THE
                                PROSPECTUSES FOR
                                RETIREMENT POWER
                              (DATED MAY 1, 2004)
                              RETIREMENT OPTIMIZER
                              (DATED MAY 1, 2004)
                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                       SUPPLEMENT DATED JANUARY 27, 2005
                             TO THE PROSPECTUS FOR
                                  LEGACY POWER
                              (DATED MAY 1, 2002)

                     ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED JANUARY 27, 2005
                                     TO THE
                                PROSPECTUSES FOR
                                RETIREMENT POWER
                              (DATED MAY 1, 2004)
                              RETIREMENT OPTIMIZER
                              (DATED MAY 1, 2004)



This supplement describes changes to the name and the investment policy of the Seligman Small-Cap Value Portfolio of the Seligman Portfolios, Inc. (the "Fund"). This Fund is available under the variable annuity and variable life insurance contracts (collectively, the "Contracts") listed above issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY"). Please retain this supplement with your Contract prospectus for future reference.

Effective January 1, 2005, Seligman Small-Cap Value Portfolio changed its name to Seligman Smaller-Cap Value Portfolio. In addition, the Fund changed its principal investment strategy to permit the Fund to invest generally at least 80% of its net assets in "value" companies with market capitalizations of $3 billion or less as compared to the current limit of up to $2 billion.

This information supplements and supersedes the information contained in the Prospectus.

                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company (or (800) 354-5333 for Legacy Power Contracts) or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.